Stock Based Compensation (Details 3) (USD $)	9 Months Ended
Sep. 30, 2014
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs vested	504
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at January 1, 2014	0
RSU Granted	484,194
RSUs vested	(4,509)
RSUs forfeited	(17,625)
Nonvested at September 30, 2014	462,060
Weighted Average Grant Date Fair Value, Nonvested at January 1, 2014	$ 0
Weighted Average Grant Date Fair Value, RSU Granted	$ 12.40
Weighted Average Grant Date Fair Value, RSUs vested	$ 11.52
Weighted Average Grant Date Fair Value, RSUs forfeited	$ 13.23
Weighted Average Grant Date Fair Value, Nonvested at September 30, 2014	$ 12.37
Total Grant Date Fair Value, Nonvested at January 1, 2014	0
Total Grant Date Fair Value, RSU Granted	6,002,925
Total Grant Date Fair Value, RSUs vested	(51,948)
Total Grant Date Fair Value, RSUs forfeited	(233,178)
Total Grant Date Fair Value, Nonvested at September 30, 2014	5,717,799